FORUM FUNDS

                       Supplement Dated November 16, 2000
                       to Prospectus Dated August 1, 2000


On October 2, 2000, the Board of Trustees of Forum Funds approved the reorganization of Investors High Grade Bond Fund (the "Fund") into a new portfolio of the Stratevest Funds. Forum Funds will present the proposed reorganization of the Fund to the Fund's shareholders for their approval at a special shareholders' meeting that is planned for December 1, 2000.

If shareholders approve the reorganization, the Fund will reorganize into Intermediate Bond Fund, a series of the Stratevest Funds that has substantially similar investment objectives and investment policies and the shareholders of the Fund will become shareholders of the Intermediate Bond Fund.

Forum Funds mailed proxy materials to you in early November if you were a shareholder as of October 13, 2000. These materials describe the reorganization in detail, including the differences in expense ratios of the two funds. If you bought Fund shares after that date, you will not be entitled to vote those shares on the Fund's reorganization, but you may request a copy of the proxy materials.

The Fund's reorganization is expected to be a tax-free transaction. You will not be charged any sales charges in connection with the reorganization.

If you have any questions, or if you want to request a copy of the proxy materials, you should call 1-800-943-6786 or (207) 879-0001.

                                   FORUM FUNDS

                       Supplement Dated November 16, 2000
                       to Prospectus Dated August 1, 2000


On October 2, 2000, the Board of Trustees of Forum Funds approved the reorganization of Investors Growth Fund (the "Fund") into a new portfolio of the Stratevest Funds. Forum Funds will present the proposed reorganization of the Fund to the Fund's shareholders for their approval at a special shareholders' meeting that is planned for December 1, 2000.

If shareholders approve the reorganization, the Fund will reorganize into Large Cap Core Fund, a series of the Stratevest Funds that has substantially similar investment objectives and investment policies and the shareholders of the Fund will become shareholders of the Large Cap Core Fund.

You  may  not   purchase   shares  of  Large  Cap  Core  Fund  until  after  the
reorganization occurs.

Forum Funds mailed proxy materials to you in early November if you were a shareholder as of October 13, 2000. These materials describe the reorganization in detail, including the differences in expense ratios of the two funds. If you bought Fund shares after that date, you will not be entitled to vote those shares on the Fund's reorganization, but you may request a copy of the proxy materials.

The Fund's reorganization is expected to be a tax-free transaction. You will not be charged any sales charges in connection with the reorganization.

If you have any questions, or if you want to request a copy of the proxy materials, you should call 1-800-943-6786 or (207) 879-0001.